SCHEDULE OF INVESTMENTS

Delaware Ivy S&P 500 Dividend Aristocrats Index Fund (in thousands)	DECEMBER 31, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services

Integrated Telecommunication Services – 1.4%
AT&T, Inc.	240	$5,914

Total Communication Services - 1.4%		5,914
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 1.5%
V.F. Corp.	87	6,362

Distributors – 1.5%
Genuine Parts Co.	46	6,480

General Merchandise Stores – 1.3%
Target Corp.	24	5,592

Home Improvement Retail – 1.7%
Lowe’s Co., Inc.	27	6,981

Restaurants – 1.7%
McDonalds Corp.	26	6,938

Total Consumer Discretionary - 7.7%		32,353
Consumer Staples

Agricultural Products – 1.5%
Archer Daniels Midland Co.	93	6,293

Distillers & Vintners – 1.5%
Brown-Forman Corp., Class B	88	6,434

Drug Retail – 1.6%
Walgreen Co.	126	6,568

Food Distributors – 1.5%
Sysco Corp.	79	6,191

Household Products – 6.5%
Clorox Co. (The)	38	6,683
Colgate-Palmolive Co.	81	6,945
Kimberly-Clark Corp.	46	6,632
Procter & Gamble Co. (The)	44	7,148
		27,408
Hypermarkets & Super Centers – 1.4%
Wal-Mart Stores, Inc.	42	6,052

Packaged Foods & Meats – 3.5%
Hormel Foods Corp.	147	7,153
McCormick & Co., Inc.	76	7,357
		14,510
Soft Drinks – 3.2%
Coca-Cola Co. (The)	113	6,693
PepsiCo, Inc.	38	6,685
		13,378
Total Consumer Staples - 20.7%		86,834
Energy

Integrated Oil & Gas – 1.5%
Chevron Corp.	55	6,421

Oil & Gas Exploration & Production – 1.4%
Exxon Mobil Corp.	97	5,953

Total Energy - 2.9%		12,374

Financials

Asset Management & Custody Banks – 3.0%
Franklin Resources, Inc.	200	6,698
T. Rowe Price Group, Inc.	30	5,883
		12,581
Financial Exchanges & Data – 1.5%
S&P Global, Inc.	14	6,428

Life & Health Insurance – 1.5%
Aflac, Inc.	108	6,333

Property & Casualty Insurance – 2.9%
Chubb Ltd.	33	6,317
Cincinnati Financial Corp.	50	5,741
		12,058

Regional Banks – 1.4%
People’s United Financial, Inc.	328	5,848

Total Financials - 10.3%		43,248
Health Care

Health Care Distributors – 1.5%
Cardinal Health, Inc.	125	6,430

Health Care Equipment – 4.4%
Abbott Laboratories	49	6,889
Becton Dickinson & Co.	25	6,269
Medtronic plc	50	5,152
		18,310
Life Sciences Tools & Services – 1.6%
West Pharmaceutical Services, Inc.	15	6,848

Pharmaceuticals – 3.4%
AbbVie, Inc.	56	7,622
Johnson & Johnson	38	6,430
		14,052

Total Health Care - 10.9%		45,640
Industrials

Aerospace & Defense – 1.5%
General Dynamics Corp.	29	6,102

Air Freight & Logistics – 1.6%
Expeditors International of Washington, Inc.	50	6,722

Building Products – 1.9%
A. O. Smith Corp.	93	7,957

Construction Machinery & Heavy Trucks – 1.5%
Caterpillar, Inc.	31	6,347

Diversified Support Services – 1.5%
Cintas Corp.	14	6,404

Electrical Components & Equipment – 1.4%
Emerson Electric Co.	64	5,922

Industrial Conglomerates – 2.9%
3M Co.	34	6,054
Roper Industries, Inc.	13	6,251
		12,305
Industrial Machinery – 6.1%
Dover Corp.	36	6,581
Illinois Tool Works, Inc.	28	6,802
Pentair, Inc.	82	5,958
Stanley Black & Decker, Inc.	33	6,209
		25,550

Trading Companies & Distributors – 1.8%
W.W. Grainger, Inc.	14	7,292

Total Industrials - 20.2%		84,601
Information Technology

Data Processing & Outsourced Services – 1.7%
Automatic Data Processing, Inc.	28	6,966

IT Consulting & Other Services – 1.6%
International Business Machines Corp.	50	6,717

Total Information Technology - 3.3%		13,683
Materials

Industrial Gases – 3.2%
Air Products and Chemicals, Inc.	21	6,456
Linde plc	20	6,790
		13,246

Paper Packaging – 1.5%
Amcor plc	505	6,062

Specialty Chemicals – 6.3%
Albemarle Corp.	27	6,256
Ecolab, Inc.	28	6,562
PPG Industries, Inc.	38	6,573
Sherwin-Williams Co. (The)	20	7,078
		26,469
Steel – 1.6%
Nucor Corp.	60	6,847

Total Materials - 12.6%		52,624
Real Estate

Residential REITs – 1.5%
Essex Property Trust, Inc.	18	6,470

Retail REITs – 3.2%
Federal Realty Investment Trust	51	6,954
Realty Income Corp.	89	6,343
		13,297

Total Real Estate - 4.7%		19,767
Utilities

Electric Utilities – 1.6%
NextEra Energy, Inc.	73	6,814

Gas Utilities – 1.7%
Atmos Energy Corp.	66	6,904

Multi-Utilities – 1.6%
Consolidated Edison, Inc.	81	6,883

Total Utilities - 4.9%		20,601

TOTAL COMMON STOCKS – 99.6%		$417,639
(Cost: $265,457)

TOTAL INVESTMENT SECURITIES – 99.6%		$417,639
(Cost: $265,457)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		1,554

NET ASSETS – 100.0%		$419,193

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$417,639	$—	$—
Total	$417,639	$—	$—

The following acronym is used throughout this schedule:

REIT= Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$265,457

Gross unrealized appreciation	153,242

Gross unrealized depreciation	(1,060)
Net unrealized appreciation	$152,182